Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Minimum rental commitments under non cancelable operating leases with lease terms in excess of one year

Minimum rental commitments at December 31, 2012, under non-cancelable operating leases with lease terms in excess of one year are as follows:

Amount
(in millions)
2013	$45
2014	31
2015	34
2016	24
2017	22
2018 and beyond	52

Total minimum rental commitments	$208

Financial services has various agreements to extend credit

At December 31, 2012, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Private label commercial revolving accounts	$3,946	$221	$3,725
Wholesale and dealer financing	$6,240	$3,406	$2,834

Basic warranty and accruals modification program

A summary of recorded activity for the years ended December 31, 2012 and 2011 for the basic warranty and accruals for modification programs are as follows:

	2012	2011
	(in millions)
Balance, beginning of year	$404	$350
Current year additions	498	448
Claims paid	(427)	(380)
Currency translation adjustment	(1)	(14)

Balance, end of year	$474	$404